Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

8. Property, Plant and Equipment, net

	December 31,
	2025	2024
Cost
Construction in progress	$83,151	$178,952
Plant and buildings	536,189	411,143
Machinery and equipment	576,551	560,274
Motor vehicles	4,209	4,024
Office equipment and furniture	41,842	38,971
Leasehold improvements	317,036	287,616
Land	6,851	6,234
Total cost	$1,565,829	$1,487,214
Less: accumulated depreciation	591,731	486,005
Less: accumulated impairment	268,039	120,241
Property, plant and equipment, net	$706,059	$880,968

As of December 31, 2025, buildings of Sinovac Biotech (Yidao) Co., Ltd. with a net book value of $82,746 (2024 -$105,779) were pledged as collateral for a bank loan from China Construction Bank (note 13 (c)).

Net depreciation expense for the year ended December 31, 2025 was $97,446 (2024 - $110,227, 2023 - $157,446), after deduction of amortized government grants specifically related to qualified property, plant and equipment.

Gain on disposal of equipment for the year ended December 31, 2025 was $362 (2024 - loss $2,285, 2023 - gain $2,592).

In 2025 and 2024, the Company identified impairment indicators on certain of machinery, equipment, construction in progress and leasehold improvements. The Company performed a recoverability test by comparing the forecasted undiscounted cash flows to be generated from continued use of these assets to the asset carrying values. As the carrying values exceeded the projected undiscounted cash flows, the Company measured the impairment amount by estimating the fair value of the assets using a discounted cash flow approach. The estimate also considers physical deterioration, economic obsolescence, and alternative future use. The Company recorded $27,189 of impairment for the year ended December 31, 2025 (2024 - $8,937, 2023 - $111,314).

The Company identified declines in market rental rates and market conditions for certain plants located in Hangzhou and Beijing. The Company performed a recoverability test by comparing the forecasted undiscounted cash flows to be generated from continued use of these plants to the asset carrying values. As the carrying values exceeded the projected undiscounted cash flows, the Company measured the impairment amount by estimating the fair value of the assets. The Company determined the fair value using the income approach by capitalizing the existing rental income over the remaining lease agreement terms and future market rental income for the remaining term through the land use right expiration date. The estimate also considers physical deterioration, economic obsolescence, and alternative future use. The impairment of $110,408 was recorded for the year ended December 31, 2025 (2024 - $19,057, 2023 - $nil).